CAPITAL RISK MANAGEMENT (Details) $ in Millions	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Apr. 01, 2017 CAD ($)	Mar. 31, 2017 CAD ($)
Capital Risk Management [Abstract]
Long-term debt	$ 2,328.3	$ 1,260.9
Less: cash and cash equivalents	(446.1)	(611.5)	$ (504.7)	$ (504.7)
Net debt	1,882.2	649.4
Equity	2,410.0	2,297.5	$ 2,012.3	$ 2,012.3
Total net debt plus equity	$ 4,292.2	$ 2,946.9
Net debt: equity	0.2744	0.3607